Regulatory Restrictions (Tables)	12 Months Ended
Dec. 31, 2015
Regulatory Restrictions [Abstract]
Summary of Actual and Minimum Capital Required Amounts and Ratios
The Company’s and Bank’s actual capital amounts and minimum required amounts (dollars in thousands) and ratios are also presented in the following table.

	Actual		Minimum Required For Capital Adequacy Purposes		MinimumTo Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio

December 31, 2015
Total Capital
(to Risk-Weighted Assets)
Consolidated	$39,468	20.88%	$15,123	8.00%	$	n/a	n/a
Surrey Bank & Trust	$38,674	20.52%	$15,079	8.00%		$18,848	10.00%
Common Equity Tier I Capital
(to Risk-Weighted Assets)
Consolidated	$33,204	17.56%	$8,507	4.50%	$	n/a	n/a
Surrey Bank & Trust	$36,286	19.25%	$8,482	4.50%		$12,251	6.50%
Tier I Capital
(to Risk-Weighted Assets)
Consolidated	$37,073	19.61%	$11,342	6.00%	$	n/a	n/a
Surrey Bank & Trust	$36,286	19.25%	$11,309	6.00%		$15,079	8.00%
Tier I Capital
(to Average Assets)
Consolidated	$37,073	13.74%	$10,791	4.00%	$	n/a	n/a
Surrey Bank & Trust	$36,286	13.48%	$10,769	4.00%		$13,462	5.00%

December 31, 2014
Total Capital
(to Risk-Weighted Assets)
Consolidated	$37,412	21.55%	$13,888	8.00%	$	n/a	n/a
Surrey Bank & Trust	$36,623	21.11%	$13,878	8.00%		$17,348	10.00%
Tier I Capital
(to Risk-Weighted Assets)
Consolidated	$35,225	20.29%	$6,944	4.00%	$	n/a	n/a
Surrey Bank & Trust	$34,438	19.85%	$6,939	4.00%		$10,409	6.00%
Tier I Capital
(to Average Assets)
Consolidated	$35,225	13.93%	$10,117	4.00%	$	n/a	n/a
Surrey Bank & Trust	$34,438	13.65%	$10,094	4.00%		$12,618	5.00%